Income taxes - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income Taxes [Abstract]
Decrease in deferred tax asset	$ 402
Unremitted earnings from foreign subsidiaries	$ 48,390	$ 14,973	$ 9,581